Related Party Transactions - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Trip.com International, Ltd
Related Party Transaction [Line Items]
Related party transactions	¥ 627	$ 90	¥ 774	¥ 750
Du Xiaoman
Related Party Transaction [Line Items]
Related party transactions	731	105	256
Hardware Goods [Member]
Related Party Transaction [Line Items]
Purchases from related party	1,900	276	102		$ 0
Sales from related party	¥ 249	$ 36	¥ 77		$ 0